COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

June 3, 2014

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	COLUMBIA FUNDS SERIES TRUST I (the Registrant)
Columbia Diversified Real Return Fund
Post-Effective Amendment No. 196
File Nos. 2-99356/ 811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 196 (Amendment). This Amendment was filed electronically on May 30, 2014.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or Katina A. Walker at 612-671-6990.

Sincerely,

/s/ Ryan C. Larrenaga

Ryan C. Larrenaga

Assistant Secretary

Columbia Funds Series Trust I